OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
OTHER CURRENT ASSETS [Text Block]

NOTE 7 — OTHER CURRENT ASSETS

	June 30, 2012	December 31, 2011
	(Unaudited)

Unverified input VAT	$4,427,544	$2,376,867
Overpaid SEC counselor fee	117,000	-

Total other current assets	$4,544,544	$2,376,867

As of June 30, 2012 and December 31, 2011, there was $4,427,544 and $2,376,867 unverified input VAT that represents input VAT amount that were pending verification through local tax bureau. The overpaid fee to SEC counselor was refunded in July 2012.

NOTE 6 – OTHER CURRENT ASSETS

As of December 31, 2011 and 2010, unverified input VAT was $2,376,867 and $6,350,750, respectively. Unverified input VAT represents input VAT amount that were pending verification through local tax bureau. The balance as of December 31, 2011 was fully verified and offset against output VAT in January 2012.